Long-term investments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	June 30,	December 31,
	2023	2022
Long-term investments carried at fair value
Atlantica	$1,147,691	$1,268,140
Atlantica Yield Energy Solutions Canada Inc.	64,228	74,083
Other	1,799	1,984
	$1,213,718	$1,344,207
Other long-term investments
Equity-method investees (a)	$388,516	$381,802
Development loans receivable from equity-method investees (a)	91,044	52,923
Other	27,485	27,600
	$507,045	$462,325

Schedule of Income from Long-term Investments
Income (loss) from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Fair value gain (loss) on investments carried at fair value
Atlantica	$(299,653)	$(137,586)	$(120,449)	$(171,370)
Atlantica Yield Energy Solutions Canada Inc.	(11,763)	$(5,815)	(11,567)	(12,395)
Other	6	$(121)	(10)	(264)
	$(311,410)	$(143,522)	$(132,026)	$(184,029)
Dividend and interest income from investments carried at fair value
Atlantica	$21,788	$21,543	$43,577	$43,087
Atlantica Yield Energy Solutions Canada Inc.	4,821	5,397	10,678	12,691
Other	7	12	17	10
	$26,616	$26,952	$54,272	$55,788
Other long-term investments
Equity method loss	(2,434)	(2,918)	(153)	(7,449)
Interest and other income	9,532	6,108	20,223	11,621
	$7,098	$3,190	$20,070	$4,172
Loss from long-term investments	$(277,696)	$(113,380)	$(57,684)	$(124,069)
Summarized combined information for AQN's equity method investees (presented at 100%) is as follows:

	Six months ended June 30
	2023	2022
Revenue	$49,467	$20,455
Net income (loss)	$1,836	$(30,246)
Other comprehensive loss (a)	$(2,807)	$(125,811)
Net loss attributable to AQN	$(153)	$(7,449)
Other comprehensive loss attributable to AQN (a)	$(2,076)	$(67,352)
(a) Other comprehensive loss represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge.

Schedule of Investments in Partnerships and Joint Ventures
Summarized combined information for AQN's investments in partnerships and joint ventures is as follows:

	June 30,	December 31,
	2023	2022
Total assets	$2,749,895	$2,740,132
Total liabilities	1,522,656	1,507,079
Net assets	$1,227,239	$1,233,053
AQN's ownership interest in the entities	331,600	332,663
Difference between investment carrying amount and underlying equity in net assets(a)	56,916	49,139
AQN's investment carrying amount for the entities	$388,516	$381,802
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Schedule of Variable Interest Entities
Summarized combined information for AQN's VIEs is as follows:

	June 30,	December 31,
	2023	2022
AQN's maximum exposure in regards to VIEs
Carrying amount	$121,176	$122,752
Development loans receivable	91,044	52,923
Performance guarantees and other commitments on behalf of VIEs	674,874	658,224
	$887,094	$833,899